Offerings - Offering: 1	Oct. 27, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 7,854,971
Amount of Registration Fee	$ 801.59
Carry Forward Form Type	S-3
Carry Forward File Number	333-286946
Carry Forward Initial Effective Date	May 13, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 801.59
Offering Note	Represents an aggregate of 850,837 shares of common stock issuable upon exercise of outstanding warrants that were publicly sold.This registration statement registers 850,837 shares of common stock. These shares were registered on a registration statement on Form S-3 originally filed with the SEC on May 2, 2025, File No. 333-286946, at which time a net filing fee of $14,147.23, computed in accordance with Rules 415(a)(6), 457(a) and 457(o) under the Securities Act, was paid. Of that filing fee amount, $801.59 related to the 850,837 shares of common stock offered by U.S. Gold Corp. registered hereby.